10Q UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,714,050	$ 2,356,434	$ 1,906,931
Accounts receivable, net	795,215	782,306	797,094
Settlement processing assets	1,818,819	1,599,390	4,097,417
Prepaid expenses and other current assets	362,951	350,274	375,176
Current assets of discontinued operations	1,042,087	942,828	891,703
Total current assets	6,733,122	6,031,232	8,068,321
Goodwill	16,898,471	16,777,532	17,226,828
Other intangible assets, net	4,394,291	4,527,382	5,225,627
Property and equipment, net	1,412,526	1,400,247	1,360,393
Deferred income taxes	97,440	98,386	105,276
Notes receivable	788,075	772,297	713,123
Other noncurrent assets	1,884,080	1,845,053	1,938,514
Noncurrent assets of discontinued operations	15,408,101	15,438,126	15,932,104
Total assets	47,616,106	46,890,255	50,570,186
Current liabilities:
Settlement lines of credit	720,366	503,407	981,244
Less current portion	1,107,760	1,008,750	512,580
Accounts payable and accrued liabilities	2,401,274	2,626,159	2,383,523
Settlement processing obligations	2,246,186	1,518,541	3,698,921
Current liabilities of discontinued operations	665,270	595,857	549,461
Total current liabilities	7,140,856	6,252,714	8,125,729
Long-term debt	14,895,965	15,058,675	15,574,681
Deferred income taxes	1,522,072	1,574,232	1,964,309
Other noncurrent liabilities	555,005	543,603	645,852
Noncurrent liabilities of discontinued operations	477,635	444,464	472,100
Total liabilities	24,591,533	23,873,688	26,782,671
Commitments and contingencies
Redeemable noncontrolling interests	166,791	160,623	507,965
Equity:
Preferred stock, no par value; 5,000,000 shares authorized and none issued	0	0	0
Common stock, no par value; 400,000,000 shares authorized at December 31, 2024 and 2023; 248,708,899 shares issued and outstanding at December 31, 2024, and 260,382,746 shares issued and outstanding at December 31, 2023	0	0	0
Paid-in capital	17,678,643	18,118,942	19,800,953
Retained earnings	5,019,346	4,774,736	3,457,182
Accumulated other comprehensive loss	(449,646)	(612,992)	(258,925)
Total Global Payments shareholders’ equity	22,248,343	22,280,686	22,999,210
Nonredeemable noncontrolling interests	609,439	575,258	280,340
Total equity	22,857,782	22,855,944	23,279,550	$ 22,540,210	$ 25,869,417
Total liabilities, redeemable noncontrolling interests and equity	$ 47,616,106	$ 46,890,255	$ 50,570,186